CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Contributed Equity [Member]	Share-Based Payments Reserve [Member]	Foreign Currency Translation Reserve [Member]	Accumulated Losses [Member]
Balance at Jun. 30, 2016	$ 16,323	$ 32,833	$ 1,151	$ (2,540)	$ (15,121)
Changes in equity [Abstract]
Net loss for the year	(5,955)	0	0	0	(5,955)
Exchange differences on translation of foreign operations	187	0	0	187	0
Total comprehensive loss for the year, net of tax	(5,768)	0	0	187	(5,955)
Grant of lender options	1,254	0	1,254	0	0
Share placements	50,664	50,664	0	0	0
Share issue costs	(2,941)	(2,941)	0	0	0
Exercise of employee options and placement options	369	638	(269)	0	0
Share based payments expense	674	0	674	0	0
Balance at Jun. 30, 2017	60,575	81,194	2,810	(2,353)	(21,076)
Changes in equity [Abstract]
Net loss for the year	(7,115)	0	0	0	(7,115)
Exchange differences on translation of foreign operations	0
Total comprehensive loss for the year, net of tax	(7,115)	0	0	0	(7,115)
Share placements	22,678	22,678	0	0	0
Share issue costs	(1,714)	(1,714)	0	0	0
Grant of underwriter options	248	0	248	0	0
Exercise of employee options and placement options	120	120	0	0	0
Share based payments expense	2,298	0	2,298	0	0
Balance at Jun. 30, 2018	77,090	102,278	5,356	(2,353)	(28,191)
Changes in equity [Abstract]
Net loss for the year	(13,097)	0	0	0	(13,097)
Exchange differences on translation of foreign operations	0
Total comprehensive loss for the year, net of tax	(13,097)	0	0	0	(13,097)
Conversion of employee rights	0	1,465	(1,465)	0	0
Forfeiture/lapse of employee options	0	0	(212)	0	212
Grant of lender options	1,505	0	1,505	0	0
Issue of advisor shares	319	319	0	0	0
Share issue costs	(16)	(16)	0	0	0
Share based payments expense	1,504	4	1,500	0	0
Balance at Jun. 30, 2019	$ 67,305	$ 104,050	$ 6,684	$ (2,353)	$ (41,076)